Debt - Narrative (Details) $ in Thousands	12 Months Ended
	Apr. 28, 2024 USD ($)	Apr. 30, 2023 USD ($)	Apr. 25, 2021 USD ($) debt_instrument	Oct. 13, 2024 USD ($)	Jun. 04, 2021	Apr. 20, 2020 USD ($)
Debt Instrument [Line Items]
Interest rate					1.07%
Gain on extinguishment of debt	$ 0	$ 8,355
PPP and SBA loans | Paycheck Protection Program Loan
Debt Instrument [Line Items]
Number of debt instruments | debt_instrument			3
Face amount			$ 3,265			$ 7,725
Debt term			2 years
Interest rate			1.00%
Gain on extinguishment of debt		$ 8,458
Finance obligations
Debt Instrument [Line Items]
Face amount	$ 2,805
Debt term	5 years
Interest rate	10.00%
Finance obligations | Level 3
Debt Instrument [Line Items]
Fair value of debt	$ 71,061			$ 87,349